CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Starting Balance, Value at Dec. 31, 2009	$ 170,000	$ 115,248,067	$ 1,696,845	$ 117,114,912
Starting Balance, Shares at Dec. 31, 2009	170,000
Comprehensive Income (Loss):
Net Income (Loss)		20,683,437		20,683,437
Other Comprehensive Income (Loss)			(146,572)	(146,572)
Total Comprehensive Income (Loss)				20,536,865
Cash Distributions Paid	(4,941,325)		(4,941,325)
Ending Balance, Value at Dec. 31, 2010	170,000	130,990,179	1,550,273	132,710,452
Ending Balance, Shares at Dec. 31, 2010	170,000
Comprehensive Income (Loss):
Net Income (Loss)		29,123,118		29,123,118
Other Comprehensive Income (Loss)			586,466	586,466
Total Comprehensive Income (Loss)				29,709,584
Cash Distributions Paid	(8,835,403)		(8,835,403)
Ending Balance, Value at Dec. 31, 2011	170,000	151,277,894	2,136,739	153,584,633
Ending Balance, Shares at Dec. 31, 2011	170,000
Comprehensive Income (Loss):
Net Income (Loss)		32,748,715		32,748,715
Other Comprehensive Income (Loss)			(38,121)	(38,121)
Total Comprehensive Income (Loss)				32,710,594
Cash Distributions Paid		(9,761,394)		(9,761,394)
Ending Balance, Value at Dec. 31, 2012	$ 170,000	$ 174,265,215	$ 2,098,618	$ 176,533,833
Ending Balance, Shares at Dec. 31, 2012	170,000